Schedule of taxes payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Income Tax Disclosure [Abstract]
GST taxes payable	$ 162,725	$ 125,695		$ 225,095
Income taxes payable	56,888	60,455		82,248
Totals	$ 219,613	$ 186,150		$ 307,343